
                                   ENDOWMENTS

                                     Part B
                      Statement of Additional Information

                              October 1, 2006
                      (as supplemented November 13, 2006)

Endowments (the "Trust") is an open-end management investment company, commonly known as a mutual fund. The Trust offers two diversified investment portfolios,
Growth and Income Portfolio and Bond Portfolio (individually, a "fund" and collectively, the "funds").

This document is not a prospectus but should be read in conjunction with the current prospectus of Endowments dated October 1, 2006. The prospectus may be obtained from your registered investment adviser or by writing to the Trust at the following address:

                                   Endowments
                              Attention: Secretary
                                   One Market
                           Steuart Tower, Suite 1800
                                 P.O. Box 7650
                            San Francisco, CA 94120
                                  415/421-9360

                               TABLE OF CONTENTS

Item                                                                  Page no.
----                                                                  --------

Financial statements

                              Endowments -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.

GROWTH AND INCOME PORTFOLIO

     EQUITY SECURITIES

     .    The fund will normally invest primarily in common stocks or securities convertible into common stocks.

     NON-U.S. SECURITIES

     .    The fund may invest up to 10% of its assets in common stocks and other securities of issuers domiciled outside the United States. In determining the domicile of an issuer, the fund's investment adviser,
          Capital Research and Management Company, will consider the domicile determination of a leading provider of global indexes, such as Morgan
          Stanley Capital International and may also take into account such factors as where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

BOND PORTFOLIO

     DEBT SECURITIES

     .    Normally, at least 80% of the fund's assets will be invested in bonds
          (for purposes of this limit, bonds include any debt instrument and cash equivalents).

     .    The fund will invest in debt securities rated Baa or above by Moody's
          Investors Service (Moody's) or BBB or above by Standard & Poor's (S&P)
          or unrated but determined to be of equivalent quality by the investment adviser.

     .    The fund has no current intention of investing in securities rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality by the investment adviser. The fund is not required to dispose of a security in the event that its rating is reduced below Baa or BBB (or if it is unrated, when its quality becomes equivalent to such a security).

     .    The debt securities in which the fund invests may have stock conversion or purchase rights; however, such securities will generally not exceed 20% of the fund's assets.

     EQUITY SECURITIES

     .    The fund will not acquire common stocks except through the exercise of stock conversion or stock purchase rights and will retain such common stocks only when it is consistent with the fund's objective of current income.

                              Endowments -- Page 2

     NON-U.S. SECURITIES

     .    The fund may invest up to 20% of its assets in obligations of corporations or government entities domiciled outside the United
          States and Canada. All Canadian and other non-U.S. securities purchased by the fund will be liquid, and meet the quality standards set forth above. Up to 10% of the fund's assets may be invested in securities denominated in currencies other than the U.S. dollar. In determining the domicile of an issuer, the investment adviser will consider the domicile determination of a leading provider of global indexes, such as MSCI, and may also take into account such factors as where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

                        *     *     *     *     *     *

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks."

GROWTH AND INCOME PORTFOLIO
---------------------------

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks.
The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund's ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

REAL ESTATE INVESTMENT TRUSTS -- The fund may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans.
The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax loans and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

                              Endowments -- Page 3

BOND PORTFOLIO
--------------

PASS-THROUGH SECURITIES -- The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment.
Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to the investor guarantor on the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

     "MORTGAGE-BACKED SECURITIES" -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full faith and credit of the
     U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancement such as insurance or letters of credit issued by private companies. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified.
     CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Com-

                              Endowments -- Page 4

     mercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

WHEN ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

As the fund aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

The fund may also enter into reverse repurchase agreements and "roll"
transactions. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).

WARRANTS AND RIGHTS -- The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

                              Endowments -- Page 5

INFLATION-INDEXED BONDS -- The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The principal value of this type of bond is adjusted in response to changes in the level of the consumer price index. The interest rate is fixed at issuance as a percentage of this adjustable principal. The actual interest income may therefore both rise and fall as the level of the consumer price index rises and falls. In particular, in a period of deflation the interest income would fall.
While the interest income may adjust upward or downward without limit in response to changes in the consumer price index, the principal has a floor at par, meaning that the investor receives at least the par value at redemption.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate.

MATURITY -- There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in excess of three years. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

GROWTH AND INCOME PORTFOLIO AND BOND PORTFOLIO
----------------------------------------------

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by
S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

                              Endowments -- Page 6

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

     RESALE RESTRICTIONS, LIQUIDITY AND VALUATION -- The funds may purchase debt securities subject to restrictions on resale.  As further described in the
     "Restricted or illiquid securities" paragraph below, difficulty in selling such debt securities may result in losses or be costly to the funds. In addition, there may be little trading in the secondary market for particular debt securities, which may affect adversely the funds' ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the funds' portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

Growth and Income Portfolio has no current intention of investing in debt securities other than U.S. Treasury securities and cash equivalents (as discussed below).

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks and some may be subject to redemption at the option of the issuer at a predetermined price. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Certain of these securities will be treated as debt for fund investment limit purposes.

Convertible bonds, convertible preferred stocks and other securities may sometimes be converted, or may automatically convert, into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

                              Endowments -- Page 7

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The
     securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae),
     the Veterans Administration (VA), the Federal Housing Administration (FHA),
     the Export-Import Bank (Exim Bank), the Overseas Private Investment
     Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small
     Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The funds may invest in securities of issuers in developing countries only to a limited extent.

Additional costs could be incurred in connection with the funds' investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the funds will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

CURRENCY TRANSACTIONS -- The funds may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates (although Growth and Income
Portfolio has no current intention to do so). A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the funds will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Each fund will not generally attempt to protect against all potential changes in

                              Endowments -- Page 8

exchange rates. The funds will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

Certain provisions of the Internal Revenue Code may affect the extent to which the funds may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the funds for
U.S. federal income tax purposes.

CASH AND CASH EQUIVALENTS -- These include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

RESTRICTED OR ILLIQUID SECURITIES -- The funds may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the funds or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the funds' board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements
(although Growth and Income Portfolio has no current intention to do so) under which the funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the funds'
custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the funds may be delayed or limited.

                        *     *     *     *     *     *

                              Endowments -- Page 9

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds' objective, and changes in their investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The funds' portfolio turnover rates for the fiscal years ended July 31, 2006 and 2005 were 25% and 31%, respectively, for Growth and Income Portfolio and 62% and 51%, respectively, for Bond
Portfolio. See "Financial highlights" in the prospectus for the funds' annual portfolio turnover rate for each of the last five fiscal years.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- Each fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the
Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a funds' net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

1.   A fund may not invest in a security if, as a result of such investment, more than 25% of its total assets would be invested in the securities of issuers in any particular industry, except that the restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements with respect thereto).

2.   A fund may not make loans, but this limitation does not apply (i) to purchases of debt securities, loan participations, or the entry into of repurchase agreements, or (ii) to loans of portfolio securities if, as a result, no more than 33 1/3% of a fund's total assets would be on loan to third parties.

3.   A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (this shall not prevent the funds from investing in securities or other instruments backed by real estate, or the securities of companies engaged in the real estate business).

4.   A fund may not purchase or sell commodities or commodities contracts. This restriction shall not prohibit the funds, subject to restrictions described in the funds' prospectus and statement of additional information, from purchasing, selling or entering into futures contracts options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap

                             Endowments -- Page 10

agreements and other derivative instruments, subject to compliance with applicable provisions of the federal securities and commodities laws.

5.   A fund may not issue senior securities, except as permitted under the
Investment Company Act of 1940, as amended.

6.   A fund may not borrow money, except temporarily for extraordinary or emergency purposes, in an amount not exceeding 5% of its total assets at the time of such borrowing.

7.   A fund may not, with respect to 75% of its total assets, invest more than
5% of the value of its total assets in the securities of any one issuer, or acquire more than 10% of the voting securities of any one issuer. These limitations do not apply to securities issued or guaranteed by the U.S.
government, its agencies or instrumentalities.

8.   A fund may not engage in the business of underwriting securities of other issuers, except to the extent that a fund may be deemed an underwriter under the
Securities Act of 1933, as amended, in disposing of portfolio securities.

NON-FUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval and apply to both funds:

1.   The funds may not invest in other companies for the purpose of exercising control or management.

2.   The funds may not purchase puts or calls.

3.   The funds may not invest in securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended.

The following non-fundamental policy applies to Growth and Income Portfolio only:

1.   The fund may not invest more than 10% of its total assets in securities that are not readily marketable.

The following non-fundamental policy applies to Bond Portfolio only:

1.   The fund may not invest more than 15% of its total assets in securities that are not readily marketable.

Restricted securities are treated as not readily marketable by the funds, with the exception of those securities that have been determined to be liquid pursuant to procedures adopted by the funds' board of trustees.

                             Endowments -- Page 11

                            MANAGEMENT OF THE FUNDS

"INDEPENDENT" TRUSTEES/1/

                                                                     NUMBER OF
 NAME, AGE AND                                                     PORTFOLIOS/3/     OTHER DIRECTORSHIPS/4/
 POSITION WITH FUND                PRINCIPAL OCCUPATION(S)           OVERSEEN                 HELD
 (YEAR FIRST ELECTED/2/)            DURING PAST FIVE YEARS          BY TRUSTEE             BY TRUSTEE
-------------------------------------------------------------------------------------------------------------

 Ronald P. Badie, 63          Retired; former Vice Chairman of           2         Amphenol Corp.; Merisel
 Trustee (2006)               the Board, Deutsche Bank Alex.Brown                  Inc.; Nautilus Inc.

-------------------------------------------------------------------------------------------------------------
 Robert J. Denison, 65        Chair, First Security Management           6         None
 Trustee (2003)               (private investments)

-------------------------------------------------------------------------------------------------------------
 John E. Kobara, 51           President and CEO, Big Brothers,           2         None
 Trustee (2006)               Big Sisters of Greater Los Angeles
                              and Inland Empire; former Senior Vice
                              President, Sylvan Learning Systems;
                              former President and CEO,
                              OnlineLearning.net
-------------------------------------------------------------------------------------------------------------
 Steven D. Lavine, 59         President, California Institute of         2         None
 Trustee (1994)               the Arts
-------------------------------------------------------------------------------------------------------------
 Patricia A. McBride, 63      Chief Financial Officer, Cosmetic          2         None
 Chairman of the Board        and Maxillofacial Surgery Center,
 (Independent and Non-        Medical City Dallas Hospital
 Executive) (1988)
-------------------------------------------------------------------------------------------------------------
 Gail L. Neale, 71            President, The Lovejoy Consulting          6         None
 Trustee (1998)               Group, Inc. (a pro bono consulting
                              group advising nonprofit
                              organizations)
-------------------------------------------------------------------------------------------------------------
 Robert C. Ziebarth, 70       Management consultant, Ziebarth            2         None
 Trustee (1993)               Company (management and financial
                              consulting)

-------------------------------------------------------------------------------------------------------------

"INTERESTED" TRUSTEES/5,6/

                                           PRINCIPAL OCCUPATION(S)
                                           DURING PAST FIVE YEARS
                                                AND POSITIONS                 NUMBER OF           OTHER
 NAME, AGE AND                          HELD WITH AFFILIATED ENTITIES       PORTFOLIOS/3/    DIRECTORSHIPS/4/
 POSITION WITH FUND                     OR THE PRINCIPAL UNDERWRITER          OVERSEEN             HELD
 (YEAR FIRST ELECTED/2/)                         OF THE FUND                 BY TRUSTEE         BY TRUSTEE
--------------------------------------------------------------------------------------------------------------

 Robert G. O'Donnell, 62            Senior Vice President and Director,           3         None
 Vice Chairman of the Board         Capital Research and Management
 (1995)                             Company
--------------------------------------------------------------------------------------------------------------
 Thomas E. Terry, 68                Private investor; Consultant; former          2         None
 Trustee (1969)                     Vice President and Secretary, Capital
                                    Research and Management Company
                                    (retired 1994)
--------------------------------------------------------------------------------------------------------------

                             Endowments -- Page 12

 OTHER OFFICERS/6/

 NAME, AGE AND              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 POSITION WITH FUND           AND POSITIONS HELD WITH AFFILIATED ENTITIES
 (YEAR FIRST                   OR THE PRINCIPAL UNDERWRITER OF THE FUND
 ELECTED/2/)
-------------------------------------------------------------------------------

 John H. Smet, 50       Senior Vice President, Capital Research and Management
 President (1996)       Company; Director, American Funds Distributors, Inc.*
-------------------------------------------------------------------------------
 Abner D. Goldstine,    Senior Vice President and Director, Capital Research
 76                     and Management Company
 Senior Vice President
 (1995)
-------------------------------------------------------------------------------
 Gregory D. Johnson,    Senior Vice President, Capital Research Company*
 43
 Vice President
 (2000)
-------------------------------------------------------------------------------
 Krista M. Johnson,     Assistant Vice President -  Fund Business Management
 41                     Group, Capital Research and Management Company
 Vice President
 (2000)
-------------------------------------------------------------------------------
 Patrick F. Quan, 48    Vice President - Fund Business Management Group,
 Vice President and     Capital Research and Management Company
 Secretary (1986)
-------------------------------------------------------------------------------
 Susi M. Silverman,     Vice President - Fund Business Management Group,
 36                     Capital Research and Management Company
 Treasurer (1998)
-------------------------------------------------------------------------------
 Ari M. Vinocor, 31     Vice President - Fund Business Management Group,
 Assistant Treasurer    Capital Research and Management Company
 (2005)
-------------------------------------------------------------------------------

* Company affiliated with Capital Research and Management Company.

/1/ An "independent" trustee refers to a trustee who is not an "interested person"
    within the meaning of the 1940 Act.
/2/ Trustees and officers of the Trust serve until their resignation, removal or retirement.

/3/ Funds managed by Capital Research and Management Company, including the
    American Funds, American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and
    Endowments, whose shareholders are limited to certain nonprofit organizations.
/4/ This includes all directorships (other than those in the American Funds) that are held by each trustee as a director of a public company or a registered investment company.
/5/ "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the funds' investment adviser, Capital Research and
    Management Company, or affiliated entities.

/6/ All of the officers listed, except Krista M. Johnson, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUNDS IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                             Endowments -- Page 13

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2005

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                SHARES OWNED/2/             BY TRUSTEE /3/
-------------------------------------------------------------------------------

 "INDEPENDENT" TRUSTEES
-------------------------------------------------------------------------------
 Ronald P. Badie                    None                       None
-------------------------------------------------------------------------------
 Robert J. Denison                  None                   Over $100,000
-------------------------------------------------------------------------------
 John E. Kobara                     None                       None
-------------------------------------------------------------------------------
 Steven D. Lavine                   None                       None
-------------------------------------------------------------------------------
 Patricia A. McBride                None                       None
-------------------------------------------------------------------------------
 Gail L. Neale                      None                   Over $100,000
-------------------------------------------------------------------------------
 Robert C. Ziebarth                 None                       None
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Robert G. O'Donnell          Over $100,000/4/             Over $100,000
-------------------------------------------------------------------------------
 Thomas E. Terry              Over $100,000/5/             Over $100,000
-------------------------------------------------------------------------------

/1/ Ownership disclosure is made using the following ranges: None; $1 - $10,000;
    $10,001 - $50,000; $50,001 - $100,000; and Over $100,000.
/2/ Shareholders of the Trust are limited to:  (a) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended
    ("501(c)(3) organizations"); (b) any trust, the present or future beneficiary of which is a 501(c)(3) organization; and (c) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization.  The Trust may change this policy at any time without the approval of its shareholders.

/3/ The amounts listed for "interested" trustees include shares owned through The
    Capital Group Companies, Inc. retirement plan and 401(k) plan.
/4/ Represents assets in a charitable remainder unitrust for which Mr. O'Donnell serves as trustee and is the income beneficiary.
/5/ Represents assets in a family trust for which Mr. Terry serves as President and a trustee.

TRUSTEE COMPENSATION -- No compensation is paid by the Trust to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Prior to August 1, 2006, the Trust paid annually fees of $6,000 to each independent trustee, $1,000 for each board of trustees meeting attended, and $500 for each meeting attended as a member of a committee fo the board of trustees. Effective August 1, 2006, the Trust pays to independent trustees an inclusive annual fee of $14,000. No pension or retirement benefits are accrued as part of fund expenses. The Trust also reimburses certain expenses of independent trustees. An independent trustee who is chairman of the board also received an additional annual fee of $25,000 ($17,000 effective July 1, 2006).

Prior to August 1, 2006, independent trustees also received attendance fees of
(a) $2,500 for each director seminar or information session organized by the investment adviser, (b) $1,500 for each joint audit committee meeting with all other audit committees of funds advised by the investment adviser and (c) $500 for each meeting of the board or committee chairs of other funds advised by the investment adviser. The Trust and other funds served by each independent trustee each pay an equal portion of these attendance fees.

                             Endowments -- Page 14

The committee on governance of the board of trustees, a committee comprised exclusively of independent trustees, reviews trustee compensation periodically, and recommends adjustments periodically. In making its recommendations, the committee on governance considers a number of factors, including operational, regulatory and other developments affecting the complexity of the board's oversight obligations, as well as comparative industry data.

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED JULY 31, 2006

                                                                                                   TOTAL COMPENSATION (INCLUDING
                                                                                                        VOLUNTARILY DEFERRED
                                                                                                          COMPENSATION/1/)
                                                                                                     FROM ALL FUNDS MANAGED BY
                                                                       AGGREGATE COMPENSATION     CAPITAL RESEARCH AND MANAGEMENT
                                 NAME                                       FROM THE TRUST          COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------------------------------------------------

 Ronald P. Badie/3/                                                               None                            None
------------------------------------------------------------------------------------------------------------------------------------
 Robert J. Denison                                                             $14,666                        $154,329
------------------------------------------------------------------------------------------------------------------------------------
 John E. Kobara/3/                                                                None                            None
------------------------------------------------------------------------------------------------------------------------------------
 Steven D. Lavine                                                               12,500                          12,500
------------------------------------------------------------------------------------------------------------------------------------
 Patricia A. McBride                                                            42,500                          42,500
------------------------------------------------------------------------------------------------------------------------------------
 Gail L. Neale                                                                  17,500                         150,000
------------------------------------------------------------------------------------------------------------------------------------
 Robert C. Ziebarth                                                             21,500                          21,500
------------------------------------------------------------------------------------------------------------------------------------

/1/ Amounts may be deferred under a non-qualified deferred compensation plan.
    Deferred amounts accumulate at an earnings rate determined by the total return of one or more of the American Funds as designated by the trustee.
/2/ Funds managed by Capital Research and Management Company, including the
    American Funds, American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and
    Endowments, whose shareholders are limited to certain nonprofit organizations.
/3/ Ronald P. Badie and John E. Kobara were elected trustees on September 12,
    2006. Therefore, they did not receive any compensation from the funds during fiscal 2006.

Many of the trustees serve or have served on boards of tax-exempt 501(c)(3)
organizations as indicated in the table below, and have had experience in dealing with the administrative and financial needs of these institutions:

                                                                                TAX-EXEMPT BOARDS ON WHICH TRUSTEE SERVES OR HAS
                                    NAME                                                              SERVED
------------------------------------------------------------------------------------------------------------------------------------

 Ronald P. Badie                                                              Price Center for Entrepreneurial Studies at UCLA's
                                                                              Anderson School of Management
------------------------------------------------------------------------------------------------------------------------------------
 Robert J. Denison                                                            California Institute of the Arts; The Institute for
                                                                              Contemporary Arts/P.S. 1 Museum, New York; The JL
                                                                              Foundation; The Museum of Modern Art, New York; New
                                                                              Mexico Academy of Science and Mathematics; Santa Fe
                                                                              Institute
------------------------------------------------------------------------------------------------------------------------------------
 John E. Kobara                                                               California Community Foundation, Japanese American
                                                                              National Museum; Walden University
------------------------------------------------------------------------------------------------------------------------------------
 Steven D. Lavine                                                             American Council on Education; American Council on the
                                                                              Arts; Arts International; Asia Society California
                                                                              Center; Cultural Policy Network Project of the Center
                                                                              for Arts and Culture; KCET Public Broadcasting;
                                                                              KCRW-FM National Public Radio; Los Angeles
                                                                              Philharmonic Association; The Music Center Operating
                                                                              Company, The Music Center of Los Angeles County
------------------------------------------------------------------------------------------------------------------------------------
 Patricia A. McBride                                                          Arts Magnet High School Advisory Board; Commemara
                                                                              Conservancy Foundation; Dallas Symphony Orchestra
                                                                              Association; Dallas Women's Council; Dallas Women's
                                                                              Foundation; Girl Scout Council, Inc.; Eugene and
                                                                              Margaret McDermott Art Fund; St. Mark's School of
                                                                              Texas; Southwest Museum of Science and Technology
------------------------------------------------------------------------------------------------------------------------------------
 Gail L. Neale                                                                Circus Smirkus; Concern for Dying; The Flynn Theater;
                                                                              The Frances Clark Center for Keyboard Pedagogy;
                                                                              National Advisory Council of Hampshire College; The JL
                                                                              Foundation; The Madison-Deane Initiative of the
                                                                              Visiting Nurse Association; Preservation Trust of
                                                                              Vermont; Shelburne Farms; The Vera Institute of
                                                                              Justice; The Vermont Folklife Center; Vermont Public
                                                                              Radio
------------------------------------------------------------------------------------------------------------------------------------
 Robert G. O'Donnell                                                          University of California, Berkeley Foundation; Library
                                                                              Advisory Board, University of California, Berkeley;
                                                                              Phi Beta Kappa Association of Northern California;
                                                                              Civil War Preservation Trust
------------------------------------------------------------------------------------------------------------------------------------
 Thomas E. Terry                                                              Academy of Arts and Sciences; Chazen Museum of Art;
                                                                              Edgewood High School; Ketchum YMCA; Madison Community
                                                                              Foundation; Madison Opera, Inc.; National Football
                                                                              Scholarship Foundation; Scholarship America; Ten
                                                                              Chimneys Foundation; Waisman Center- University of
                                                                              Wisconsin
------------------------------------------------------------------------------------------------------------------------------------
 Robert C. Ziebarth                                                           Chicago Maternity Center; Choate School; Foundation
                                                                              for Reproductive Research & Education; Latin School of
                                                                              Chicago; National Association of Independent Schools;
                                                                              Naval Historical Foundation; Northwestern Memorial
                                                                              Hospital
------------------------------------------------------------------------------------------------------------------------------------

                             Endowments -- Page 15

TRUST ORGANIZATION AND THE BOARD OF TRUSTEES -- Endowments, Inc., the
predecessor to Growth and Income Portfolio, was organized as a Delaware corporation in 1969; Bond Portfolio for Endowments, Inc., the predecessor to
Bond Portfolio, was organized as a Delaware corporation in 1970. Endowments,
Inc. and Bond Portfolio for Endowments, Inc. were reorganized as two separate series of Endowments, a Delaware business trust which is a registered, open-end, diversified management investment company organized on May 14, 1998. The two separate series are called Growth and Income Portfolio and Bond Portfolio. On
July 31, 1998, all assets of Endowments, Inc. and Bond Portfolio for Endowments,
Inc. were transferred to Growth and Income Portfolio and Bond Portfolio,
respectively. As a result, certain financial and other information appearing in the prospectus and statement of additional information reflect the operations of these predecessor entities through the date of the reorganization.

Delaware law charges trustees with the duty of managing the business affairs of the Trust. trustees are considered to be fiduciaries of the Trust and should act with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent person acting in a like capacity and familiar with such matters would use to attain the purposes of the Trust. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

All fund operations are supervised by the funds' board of trustees which meets periodically and performs duties required by applicable state and federal laws.
The funds do not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

                             Endowments -- Page 16

The Trust's Trust Instrument and by-laws as well as separate indemnification agreements that the Trust has entered into with independent trustees provide in effect that, subject to certain conditions, the Trust will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

COMMITTEES OF THE BOARD OF TRUSTEES -- The funds have an audit committee comprised of Ronald P. Badie, Robert J. Denison, John E. Kobara, Steven D.
Lavine, Patricia A. McBride and Robert C. Ziebarth, none of whom is an
"interested person" of the funds within the meaning of the 1940 Act. The committee provides oversight regarding the funds' accounting and financial reporting policies and practices, their internal controls and the internal controls of the funds' principal service providers. The committee acts as a liaison between the funds' independent registered public accounting firm and the full board of trustees. Five audit committee meetings were held during the 2006 fiscal year.

The funds have a contracts committee comprised of Ronald P. Badie, Robert J.
Denison, John E. Kobara, Steven D. Lavine, Patricia A. McBride, Gail L. Neale
and Robert C. Ziebarth, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the funds and their investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service
Agreement that the funds may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. One contracts committee meeting was held during the 2006 fiscal year.

The funds have a committee on governance comprised of Robert J. Denison, John E.
Kobara, Steven D. Lavine, Patricia A. McBride, Gail L. Neale and Robert C.
Ziebarth, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees.
The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the committee on governance of the funds, addressed to the funds'
secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. Two committees on governance meetings were held during the 2006 fiscal year.

PROXY VOTING PROCEDURES AND GUIDELINES -- The funds and their investment adviser have adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the funds, other American Funds and American Funds
Insurance Series. Certain American Funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by a committee of the investment adviser under authority delegated by those funds'
boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

                             Endowments -- Page 17

All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the funds'
website at americanfunds.com/endowments and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting share-

                             Endowments -- Page 18

     holder interests and a knowledge of the company and its management.
     Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors;
     however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the funds to own beneficially 5% or more of their shares as of the opening of business on September 1, 2006. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

GROWTH AND INCOME PORTFOLIO

                                                              OWNERSHIP
                    NAME AND ADDRESS                         PERCENTAGE
----------------------------------------------------------------------------

 Scholarship America                                            9.39%
 1505 Riverview Road
 St. Peter, MN 56082-1693
----------------------------------------------------------------------------
 Facey Medical Foundation                                       7.47
 15451 San Fernando Mission Blvd.  Ste. 300
 Mission Hills, CA 91345-1420
----------------------------------------------------------------------------
 Loyola Marymount University                                    5.28
 University Hall - 1 LMU Drive, Suite 2200
 Los Angeles, CA 90045-2623
----------------------------------------------------------------------------
 Hudson Institute, Inc.                                         5.13
 201 S. Emerson Avenue, Suite 120
 Greenwood, IN 46143-1916
----------------------------------------------------------------------------

BOND PORTFOLIO

                                                              OWNERSHIP
                    NAME AND ADDRESS                         PERCENTAGE
----------------------------------------------------------------------------

 Scholarship America                                           10.24%
 1505 Riverview Road
 St. Peter, MN 56082-1693
----------------------------------------------------------------------------
 Facey Medical Foundation                                       8.66
 15451 San Fernando Mission Blvd.  Ste. 300
 Mission Hills, CA 91345-1420
----------------------------------------------------------------------------
 CGTC Agent                                                     6.57
 120 S. State College Blvd.
 Brea, CA 92821-5805
----------------------------------------------------------------------------

                             Endowments -- Page 19

Shareholder inquiries may be made in writing to Endowments, c/o American Funds
Service Company, Attention: IIS Team, 135 South State College Boulevard, Brea,
CA 92821 or by calling 800/421-5475, ext. 30028.

INVESTMENT ADVISER -- Capital Research and Management Company, the funds'
investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard,
Brea, CA 92821. It is a wholly owned subsidiary of The Capital Group Companies,
Inc., a holding company for several investment management subsidiaries. The investment adviser manages equity assets for the American Funds and the Trust through two divisions. These divisions generally function separately from each other with respect to investment research activities and they make investment decisions for the funds on a separate basis.

POTENTIAL CONFLICTS OF INTEREST -- The investment adviser has adopted policies and procedures that address conflicts of interest that may arise between a portfolio counselor's management of the funds and his or her management of other funds and accounts. Potential areas of conflict could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, personal investing activities, portfolio counselor compensation and voting relating to portfolio securities. The investment adviser has adopted policies and procedures that it believes are reasonably designed to address these conflicts. However, there is no guarantee that such policies and procedures will be effective or that the investment adviser will anticipate all potential conflicts of interest.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. Portfolio counselors and investment analysts may also make investment decisions for other mutual funds advised by Capital Research and
Management Company. Currently, the investment adviser's investment analysts do not directly make investment decisions for either fund's portfolio.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns to relevant benchmarks over both the most recent year and a four-year rolling average, with the greater weight placed on the four-year rolling average. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts. The benchmarks against which the funds' portfolio counselors are measured include: S&P 500 and Lipper Growth and Income Funds
Index (Growth and Income Portfolio) and Lehman Aggregate Bond Index (Bond
Portfolio).

                             Endowments -- Page 20

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may be affiliated with charitable trusts or family foundations that hold shares of the funds. In addition, portfolio counselors may manage a portion of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF JULY 31, 2006:

                                           NUMBER             NUMBER
                                          OF OTHER           OF OTHER          NUMBER
                                         REGISTERED           POOLED          OF OTHER
                                         INVESTMENT         INVESTMENT        ACCOUNTS
                                      COMPANIES (RICS)   VEHICLES (PIVS)        THAT
                                            THAT               THAT           PORTFOLIO
                                         PORTFOLIO          PORTFOLIO         COUNSELOR
                      DOLLAR RANGE       COUNSELOR          COUNSELOR        MANAGES AND
                         OF FUND        MANAGES AND        MANAGES AND        ASSETS OF
     PORTFOLIO           SHARES        ASSETS OF RICS     ASSETS OF PIVS   OTHER ACCOUNTS
     COUNSELOR          OWNED/1/       IN BILLIONS/2/     IN BILLIONS/3/   IN BILLIONS/4/
--------------------------------------------------------------------------------------------

 GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------------------
 Robert G.             $500,001 --      2       $130.3         None             None
 O'Donnell             $1,000,000/*/
--------------------------------------------------------------------------------------------
 Gregory D. Johnson      None/**/       2       $130.3         None             None
--------------------------------------------------------------------------------------------
 Hilda L. Applbaum       None/**/       2       $120.8         None             None
--------------------------------------------------------------------------------------------
 BOND PORTFOLIO
--------------------------------------------------------------------------------------------
 Abner D. Goldstine      None/**/       4       $182.1         None             None
--------------------------------------------------------------------------------------------
 John H. Smet            None/**/       6       $230.9         None           3      $2.36
--------------------------------------------------------------------------------------------

/1/ Ownership disclosure is made using the following ranges: None; $1 - $10,000;
    $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
    $1,000,000; and Over $1,000,000.

/2/ Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount. No fund has an advisory fee that is based on the performance of the fund.
/3/ Represents funds advised or sub-advised by Capital Research and Management
    Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
    Group International, Inc., an affiliate of Capital Research and Management
    Company. Assets noted are the total net assets of the funds or accounts and are not indicative of the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
/4/ Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

/*/ Reflects holdings in a charitable remainder unitrust.
/**/Ownership of fund shares is limited to nonprofit organizations, as such, individuals do not have the ability to own fund shares.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreements (the "Agreements") between the funds and the investment adviser will continue in effect until July 27, 2007, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of each fund, and (b) the vote of a majority of trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party,

                             Endowments -- Page 21

cast in person at a meeting called for the purpose of voting on such approval.
The Agreements provide that the investment adviser has no liability to the funds for its acts or omissions in the performance of its obligations to the funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days' written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the funds' executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the funds' offices. The funds pay all expenses not assumed by the investment adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to their shareholders;
taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); legal and auditing expenses; compensation, fees and expenses paid to independent trustees;
association dues; and costs of stationery and forms prepared exclusively for the funds.

The investment adviser receives a management fee at the annual rates of 1/2 of
1% of each fund's average daily net assets up to $150,000,000 and 4/10 of 1% of the portion of such average daily net assets over $150,000,000.

The Agreements provide for a management fee reduction to the extent that each fund's annual ordinary operating expenses exceed 0.75% of the average net assets of the fund. Expenses which are not subject to this limitation are interest, taxes and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

For the fiscal years ended July 31, 2006 and 2005, the investment adviser was entitled to receive management fees of $510,774 and $498,032, respectively, from
Growth and Income Portfolio and $296,276 and $316,152, respectively, from Bond
Portfolio. After giving effect to the management fee waivers described below,
Growth and Income Portfolio paid the investment adviser management fees of
$459,697 (a reduction of $51,077) and $466,474 (a reduction of $31,558) for the fiscal years ended July 31, 2006 and 2005, respectively. Bond Portfolio paid the investment adviser management fees of $266,920 (a reduction of $29,658) and
$296,276 (a reduction of $19,876) for the fiscal years ended July 31, 2006 and
2005, respectively. For the fiscal year ended July 31, 2004, Growth and Income
Portfolio and Bond Portfolio paid the investment adviser management fees of
$429,224 and $297,456, respectively.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. Beginning April 1, 2005, this waiver increased to 10% of the management fees that the investment adviser is otherwise entitled to receive and this waiver is expected to continue at this level until further review.

                             Endowments -- Page 22

                      EXECUTION OF PORTFOLIO TRANSACTIONS

As described in the prospectus, the investment adviser places orders with broker-dealers for the funds' portfolio transactions. Portfolio transactions for the funds may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the 2006, 2005 and 2004 fiscal years for Growth and Income Portfolio amounted to $40,142, $50,669 and $45,255, respectively. With respect to fixed income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. The volume of trading activity decreased during the year, resulting in a decrease in brokerage commissions paid on portfolio transactions.

Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the 2006, 2005 and 2004 fiscal years for Bond Portfolio amounted to $40,227, $52,572 and $25,670, respectively.
With respect to fixed income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price.The decrease in the amount of brokerage commissions/concessions paid from 2005 to 2006 is primarily due to a decrease in the volume of transactions generating concessions.

The funds are required to disclose information regarding investments in the securities of their "regular" broker-dealers (or parent companies of their regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the funds the largest amount of brokerage commissions by participating, directly or indirectly, in the funds' portfolio transactions during the funds' most recent fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the funds during the funds'
most recent fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the funds during the funds' most recent fiscal year.

At the end of the funds' most recent fiscal year, the funds' regular broker-dealers included J.P. Morgan Securities, Inc. and Deutsche Bank A.G. As
of the funds' fiscal year-end, Bond Portfolio held debt securities of J.P.
Morgan Chase & Co. in the amount of $488,957 and Deutsche Bank Capital Funding
Trust 1 in the amount of $315,640.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The funds' investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the funds' board of trustees and compliance will be periodically assessed by the board in connection with reporting from the funds' Chief Compliance Officer.

Under these policies and procedures, each fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the

                             Endowments -- Page 23

funds' website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately
45 days after the end of the calendar quarter. In addition, the fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the funds' website no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the funds'
website. The fund's custodian, outside counsel and auditor, each of whom require portfolio holdings information for legitimate business and fund oversight purposes may receive the information earlier.

Affiliated persons of the funds as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable.
Third party service providers of the funds receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the funds' website to persons not affiliated with the funds (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the funds' website), such persons may be bound by agreements (including confidentiality agreements)
that restrict and limit their use of the information to legitimate business uses only. Neither the funds nor their investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose the funds' portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the funds' investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds' portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the funds' website (other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                                PRICE OF SHARES

Shares are purchased or sold at the net asset value price next determined after the purchase or sell order is received and accepted by each fund or the Transfer
Agent; the net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with registered investment advisers or their authorized designees, accepted by the Transfer Agent, the registered investment adviser or any of their designees.
The registered investment adviser is responsible for promptly transmitting purchase and sell orders to the Transfer Agent. Orders received by the registered investment adviser or authorized designee, the Transfer Agent, or the funds after the time of the determination of the net asset value will be

                             Endowments -- Page 24

entered at the next calculated offering price. Note that registered investment advisers may have their own rules about share transactions and may have earlier cut-off times than those of the funds. For more information about how to purchase through your registered investment adviser, contact your registered investment adviser directly.

The price you pay for shares is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open for trading. If, for example, the Exchange closes at 1:00 p.m., the funds'
share price would still be determined as of 4:00 p.m. New York time. The New
York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good
Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas
Day.

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset value per share is determined, as follows:

1.    Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing services base bond prices on, among other things, an evaluation of the yield curve as of approximately 3:00 p.m. New York time. The funds' investment adviser performs certain checks on these prices prior to calculation of the funds' net asset value.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the  funds' board. Subject to its oversight, the funds' board has delegated the obligation to make fair valuation determinations to a valuation committee established by the funds' investment adviser.

                             Endowments -- Page 25

The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the funds might reasonably expect to receive upon their current sale. The valuation committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The funds follow standard industry practice by typically reflecting changes in their holdings of portfolio securities on the first business day following a portfolio trade.

2.   Liabilities, including accruals of taxes and other expense items, are deducted from total assets.

3.   Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. Each fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, each fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, each fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of each fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer; two or more issuers which the fund controls and which

                             Endowments -- Page 26

are determined to be engaged in the same or similar trades or businesses; or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net investment income)
for the calendar year, (b) 98% of capital gain (both long-term and short-term)
for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term
"distributed amount" generally means the sum of (a) amounts actually distributed by each fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although each fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, each fund may determine that it is in the interest of shareholders to distribute a lesser amount.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the funds, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the American Funds, as provided in the prospectus and statement of additional information.

     DIVIDENDS -- Each fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the funds accrue receivables or liabilities denominated in a foreign currency and the time the funds actually collect such receivables, or pay such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the funds' investment company taxable income to be distributed to its shareholders as ordinary income.

     If the funds invest in stock of certain passive foreign investment companies, the funds may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the funds' holding period for the stock. The distribution or gain so allocated to any taxable year of the funds, other than the taxable year of the excess distribution or disposition, would be taxed to the funds at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or

                             Endowments -- Page 27

     gain allocated to the taxable year of the distribution or disposition would be included in the funds' investment company taxable income and, accordingly, would not be taxable to the funds to the extent distributed by the funds as a dividend to its shareholders.

     To avoid such tax and interest, the funds intend to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The funds will be required to distribute any resulting income, even though they have not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the funds each year, even though the funds will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the funds that must be distributed to shareholders in order to maintain the qualification of the funds as regulated investment companies and to avoid federal income taxation at the level of the funds.

     The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     Dividend and interest income received by the funds from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The funds also intend to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry forward of the funds.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the funds for reinvestment, requiring federal income taxes to be paid thereon by the funds, the funds intend to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate,will be able to claim a pro rata share of federal income taxes paid by the funds on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

SHAREHOLDER TAXATION - The majority of the funds' shareholders are nonprofit institutions, and such shareholders are generally exempt from taxation under
Code Section 501(c). Therefore,

                             Endowments -- Page 28

distributions from the fund and transactions in fund shares should not result in income tax consequences to such shareholders.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                               PURCHASE OF SHARES

The purchase of shares may be made in cash or in a like value of acceptable securities. Such securities will: (a) be acquired for investment and not for resale; (b) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (c) have a value which is readily ascertainable.

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the funds' "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could be harmful to the funds - for example, short-term trading activity.
When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds
Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

The following services are available in connection with the purchase of the
American Funds.

     STATEMENT OF INTENTION -- If you purchase Growth and Income Portfolio and/or Bond Portfolio, along with shares of the American Funds, by establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase shares of American Funds non-money market funds over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once.

     The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchases must be made will remain unchanged. Purchases made from the date of revision will receive the reduced sales charge, if any, resulting from the revised Statement.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

                             Endowments -- Page 29

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to American Funds Distributors,
     Inc., the principal underwriter of the American Funds, the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to American Funds Distributors, Inc. for the balance still outstanding.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     CONCURRENT PURCHASES -- As described in the prospectus, you may combine purchases of Growth and Income and/or Bond Portfolio and purchases of all classes of shares of the American Funds to qualify for a reduced Class A sales charge for the American Funds. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of money market funds are excluded.

     RIGHTS OF ACCUMULATION -- You may take into account the current value of your existing holdings in Growth and Income Portfolio and Bond Portfolio, as well as your holdings in any class of shares of the American Funds to determine your Class A sales charge for the American Funds. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation and reinvested dividends and capital gains).
     Direct purchases of money market funds are excluded.

                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent or registered investment adviser.

For redemption requests received after the close of trading on the New York
Stock Exchange, the redemption price will be the net asset value determined as of the close of trading on the next business day of the New York Stock Exchange.
There is no charge to the shareholder for redemption. Payment in cash or in kind is made as soon as reasonably practicable after tender in proper form (as described above), and must, in any event, be made within seven days thereafter.
Either fund may, however, suspend the right of redemption during any period when: (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such exchange is closed for other than weekends or holidays; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) any emergency as determined by the Securities and Exchange Commission exists, making disposal of portfolio securities or valuation of net assets of the funds not reasonably practicable.

                             Endowments -- Page 30

Although they would not normally do so, the funds have the right to pay the redemption price in whole or in part in portfolio securities as selected by the board of trustees, taken at their value as used in determining net asset value for purposes of computing the redemption price. A shareholder that redeems fund shares, and is given by the fund a proportionate amount of the fund's portfolio securities in lieu of cash, may incur transaction charges in the event of a sale of the securities through an intermediary.

You may sell (redeem) other classes of shares in your account in any of the following ways:

     THROUGH YOUR REGISTERED INVESTMENT ADVISER

     "*)  Shares purchased through registered investment advisers must be sold through the advisers (who may impose transaction charges not described in this prospectus).

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     "*)   Requests must be signed by the registered shareholder(s).

     "*)   A signature guarantee is required if the redemption is:

          -  over $75,000;

          -  made payable to someone other than the registered shareholder(s); or

          -  sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the
          National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution.
          The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

     "*)   Additional documentation may be required.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY

     "*)  Redemptions by telephone or fax are limited to $75,000 per shareholder each day.

     "*)  Checks must be made payable to the registered shareholder(s).

     "*)  Checks must be mailed to an address of record that has been used with the account for at least 10 days.

The funds do not have dealer agreements with, and do not accept redemption orders from, broker-dealers."

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays

                             Endowments -- Page 31

relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order.
Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution, subject to the appropriate sales charge, in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer
Agent.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders.  However, certain services and privileges may not be available if your account is held with a registered investment adviser.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the funds at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the funds, the Transfer Agent or your registered investment adviser.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- You may cross-reinvest dividends and capital gains (distributions) of Growth and Income Portfolio and/or Bond Portfolio into Class A shares of any American Funds (except Class
529-A shares) at net asset value, subject to the following conditions:

(a)  The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b)  If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c)  If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE -- You may only exchange shares of the funds into Class A shares of the American Funds. Exchange purchases are subject to the minimum investment requirements of the fund purchased and are subject to applicable sales charges on the fund being purchased, unless shares of Growth and Income
Portfolio and/or Bond Portfolio were acquired by an

                             Endowments -- Page 32

exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

Exchanges to Class 529-A shares may result in significant legal and tax consequences as described in the CollegeAmerica Program Description.  Please consult your financial adviser prior to making such an exchange.

Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Price of shares" above.) THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY
SALES AND PURCHASES.

AUTOMATIC EXCHANGES -- You may automatically exchange shares of the funds in amounts of $50 or more among Class A shares of any American Funds on any day (or preceding business day if the day falls on a non-business day) of each month you designate.

AUTOMATIC WITHDRAWALS -- You may automatically withdraw shares from the funds.
You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify.
If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day.  However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.

Withdrawal payments are not to be considered as dividends, yield or income.
Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

TELEPHONE REDEMPTIONS AND EXCHANGES -- By using the telephone, fax or telegraph redemption and/or exchange options, you agree to hold each fund, the Transfer
Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees)
which may be incurred in connection with the exercise of these privileges.
Generally, all shareholders are automatically eligible to use these options.
However, you may elect to opt out of these options by writing the Transfer Agent
(you may also reinstate them at any time by writing the Transfer Agent). If the
Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

                             Endowments -- Page 33

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in the funds'
portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY
10017-2070, as Custodian. If a fund holds non-U.S. securities, the Custodian may hold these securities pursuant to subcustodial arrangements in non-U.S. banks or
non-U.S. branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American
Funds Service Company was paid a fee of $488 for services with respect to Growth and Income Portfolio shares and $424 for services with respect to Bond Portfolio shares for the 2006 fiscal year.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town
Center Drive, Costa Mesa, California 92626, serves as the Trust's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been so included in reliance on the report of Deloitte & Touche LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.
The selection of the funds' independent registered public accounting firm is reviewed and determined annually by the board of trustees.

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South
Flower Street, Los Angeles, CA 90071, serves as counsel for the funds and for independent trustees in their capacities as such. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the funds by Paul, Hastings, Janofsky & Walker LLP. Counsel does not provide legal services to the funds' investment adviser or any of its affiliated companies. A determination with respect to the independence of the funds' "independent legal counsel" will be made at least annually by the independent trustees of the funds, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The funds' fiscal year ends on July 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the funds' investment portfolio or summary investment portfolio, financial statements and other information. The funds' annual financial statements are audited by the funds' independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the funds. In an effort to reduce the volume of mail shareholders receive from the funds when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

CODES OF ETHICS -- The funds and Capital Research and Management Company and its affiliated companies, have adopted codes of ethics that allow for personal investments, including securities in which each fund may invest from time to time. These codes include a ban on

                             Endowments -- Page 34

acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD filed an administrative complaint against the American Funds Distributors, Inc., the principal underwriter to the American Funds. The complaint alleges violations of certain
NASD rules by the American Funds Distributors, Inc. with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, the NASD Hearing Panel ruled against the
American Funds Distributors, Inc. and imposed a $5 million fine. The American
Funds Distributors, Inc. intends to appeal this decision to the NASD's National
Adjudicatory Council.

On March 24, 2005, the investment adviser and American Funds Distributors, Inc.
filed a complaint against the Attorney General of the State of California in Los
Angeles County Superior Court. The complaint alleged that the Attorney General threatened to take enforcement actions against the investment adviser and
American Funds Distributors, Inc. that are without merit and preempted by federal law. On the same day, following the filing of the investment adviser's and American Funds Distributors, Inc.'s complaint, the Attorney General of the
State of California filed a complaint against the American Funds Distributors,
Inc. and investment adviser. Filed in Los Angeles County Superior Court, the
Attorney General's complaint alleged violations of certain sections of the
California Corporations Code with respect to so-called "revenue sharing"
disclosures in mutual fund prospectuses and statements of additional information. On November 22, 2005, the Los Angeles Superior Court dismissed the
Attorney General's complaint. The Attorney General is appealing the Superior
Court's decision to California's Court of Appeal for the Second Appellate
District.

The investment adviser believes that the likelihood that these matters could have a material adverse effect on the funds or on the ability of the investment adviser to perform its contract with the funds is remote. The SEC is conducting a related investigation as of the date of this statement of additional information. The investment adviser and American Funds Distributors, Inc. are cooperating fully. In addition, a class action lawsuit has been filed in the
U.S. District Court, Central District of California, relating to these matters.
Although most of the claims in the suit were dismissed with prejudice, an amended complaint relating to management fees has been filed. The investment adviser believes that this suit is without merit and will defend itself vigorously. Further updates on these issues will be available on the American
Funds website (americanfunds.com) under "American Funds regulatory matters."

                             Endowments -- Page 35

[logo - Capital Research and Management SM]

Endowments, Growth and Income PortfolioSM
Investment portfolio

July 31, 2006

 Common stocks — 84.89%
Shares
Market value

 INFORMATION TECHNOLOGY — 15.35%

 Microsoft Corp.
146,000
$
3,508,380

 Oracle Corp.1
160,000
2,395,200

 Intel Corp.
125,000
2,250,000

 Nokia Corp. (ADR)
78,000
1,548,300

 Cisco Systems, Inc.1
77,000
1,374,450

 Texas Instruments Inc.
28,000
833,840

 International Business Machines Corp.
10,000
774,100

 QUALCOMM Inc.
20,000
705,200

 Analog Devices, Inc.
20,000
646,600

 Dell Inc.1
24,000
520,320

 Google Inc., Class A1
1,300
502,580

 Linear Technology Corp.
15,000
485,250

 EMC Corp.1
40,000
406,000

15,950,220

 HEALTH CARE — 12.94%

 Medtronic, Inc.
48,000
2,424,960

 Roche Holding AG
8,000
1,423,811

 Eli Lilly and Co.
24,000
1,362,480

 Merck & Co., Inc.
25,000
1,006,750

 Novo Nordisk A/S, Class B
15,000
924,436

 Medco Health Solutions, Inc.1
15,000
889,950

 Johnson & Johnson
14,000
875,700

 Becton, Dickinson and Co.
11,000
725,120

 Bristol-Myers Squibb Co.
30,000
719,100

 Abbott Laboratories
15,000
716,550

 Biogen Idec Inc.1
16,000
673,920

 Pfizer Inc
25,000
649,750

 Sanofi-Aventis
6,000
570,436

 Amgen Inc.1
7,000
488,180

13,451,143

 CONSUMER STAPLES — 12.70%

 Altria Group, Inc.
35,000
2,798,950

 Wal-Mart Stores, Inc.
53,000
2,358,500

 PepsiCo, Inc.
32,000
2,028,160

 Walgreen Co.
22,000
1,029,160

 L’Oréal SA
10,000
1,001,806

 Coca-Cola Co.
20,000
890,000

 WD-40 Co.
26,000
847,860

 Avon Products, Inc.
26,500
768,235

 Bunge Ltd.
14,000
764,120

 Sara Lee Corp.
42,000
709,800

13,196,591

 FINANCIALS — 11.69%

 Wells Fargo & Co.
30,000
$
2,170,200

 Berkshire Hathaway Inc., Class A1
20
1,832,000

 American International Group, Inc.
25,000
1,516,750

 Bank of America Corp.
22,000
1,133,660

 American Express Co.
21,000
1,093,260

 U.S. Bancorp
28,000
896,000

 Wachovia Corp.
15,000
804,450

 SunTrust Banks, Inc.
10,000
788,700

 Lincoln National Corp.
13,472
763,593

 Fulton Financial Corp.
42,000
695,100

 Marsh & McLennan Companies, Inc.
17,000
459,510

12,153,223

 ENERGY — 9.48%

 Exxon Mobil Corp.
50,000
3,387,000

 Royal Dutch Shell PLC, Class A (ADR)
33,000
2,336,400

 Chevron Corp.
35,000
2,302,300

 ConocoPhillips
15,000
1,029,600

 Schlumberger Ltd.
12,000
802,200

9,857,500

 CONSUMER DISCRETIONARY — 9.40%

 Target Corp.
40,000
1,836,800

 Lowe’s Companies, Inc.
54,000
1,530,900

 Walt Disney Co.
48,000
1,425,120

 Time Warner Inc.
78,000
1,287,000

 E.W. Scripps Co., Class A
18,000
769,140

 Home Depot, Inc.
22,000
763,620

 Vivendi SA
22,000
744,772

 Gannett Co., Inc.
11,000
573,320

 TJX Companies, Inc.
20,000
487,400

 Viacom Inc., Class B1
10,000
348,500

9,766,572

 INDUSTRIALS — 6.49%

 Lockheed Martin Corp.
23,000
1,832,640

 Caterpillar Inc.
20,000
1,417,400

 Avery Dennison Corp.
15,000
879,450

 General Electric Co.
25,000
817,250

 Northrop Grumman Corp.
10,000
661,900

 Illinois Tool Works Inc.
14,000
640,220

 3M Co.
7,000
492,800

6,741,660

 MATERIALS — 3.29%

 Air Products and Chemicals, Inc.
13,000
831,090

 AptarGroup, Inc.
15,000
772,500

 Dow Chemical Co.
20,000
691,600

 International Paper Co.
18,000
617,940

 Alcoa Inc.
17,000
509,150

3,422,280

 TELECOMMUNICATION SERVICES — 1.65%

 Sprint Nextel Corp., Series 1
36,000
712,800

 Verizon Communications Inc.
20,000
676,400

 Vodafone Group PLC
131,250
285,016

 Vodafone Group PLC, Class B1,2
150,000
42,030

1,716,246

 MISCELLANEOUS — 1.90%

 Other common stocks in initial period of acquisition
1,973,520

 Total common stocks (cost: $75,706,994)
88,228,955

 Convertible securities — 0.77%
Principal amount (000
)

 INFORMATION TECHNOLOGY — 0.77%

 Lucent Technologies Inc. 8.00% convertible notes 2031
$
800
805,000

 Total convertible securities (cost: $819,630)
805,000

 Short-term securities — 14.20%

 Fannie Mae 5.07%-5.18% due 8/28-8/30/2006
3,000
2,987,494

 Kimberly-Clark Worldwide Inc. 5.22% due 8/7/20063
1,400
1,398,577

 Park Avenue Receivables Co., LLC 5.34% due 8/29/20063
1,200
1,194,836

 Federal Home Loan Bank 5.02% due 8/4/2006
1,100
1,099,384

 CAFCO, LLC 5.37% due 9/21/20063
1,100
1,091,846

 Harley-Davidson Funding Corp. 5.10% due 8/3/20063
1,000
999,574

 Abbott Laboratories 5.21% due 8/8/20063
950
948,899

 E.I. duPont de Nemours and Co. 5.21% due 8/8/20063
900
898,957

 Hewlett-Packard Co. 5.29% due 8/23/20063
900
896,958

 Three Pillars Funding, LLC 5.29% due 8/1/20063
800
799,882

 Scripps (E.W.) Co. 5.30% due 9/19/20063
800
794,108

 Variable Funding Capital Corp. 5.28% due 8/11/20063
750
748,788

 Coca-Cola Co. 5.22% due 8/14/2006
500
498,983

 Ranger Funding Co. LLC 5.33% due 8/22/20063
401
399,693

 Total short-term securities (cost: $14,757,561)
14,757,979

 Total investment securities (cost: $91,284,185)
103,791,934

 Other assets less liabilities
141,986

 Net assets
$
103,933,920

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Valued under fair value procedures adopted by authority of the board of trustees.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $10,172,118, which represented 9.79% of the net assets of the fund. Certain restricted securities may nonetheless trade actively among eligible investors.

ADR = American Depositary Receipts

Endowments, Bond PortfolioSM
Investment portfolio

July 31, 2006

 Bonds & notes — 86.43%
Principal amount (000)
Market value

 CORPORATE BONDS & NOTES — 46.43%

 Financials — 21.98%

 Residential Capital Corp. 6.607% 20091
$
300
$
301,068

 Residential Capital Corp. 6.375% 2010
250
249,370

 General Motors Acceptance Corp. 7.75% 2010
245
244,956

 General Motors Acceptance Corp. 7.25% 2011
455
446,457

 General Motors Acceptance Corp. 7.431% 20141
250
246,207

 Washington Mutual, Inc. 5.625% 2007
250
250,120

 Washington Mutual, Inc. 5.737% 20121
650
648,840

 Washington Mutual Preferred Funding I Ltd. 6.534% (undated)1,2
300
292,011

 Ford Motor Credit Co. 7.375% 2009
150
141,590

 Ford Motor Credit Co. 7.875% 2010
650
612,043

 AIG SunAmerica Global Financing VII 5.85% 20082
125
126,013

 American General Finance Corp., Series I, 5.40% 2015
250
241,422

 ILFC E-Capital Trust I 5.90% 20651,2
355
351,580

 Hospitality Properties Trust 6.75% 2013
215
222,681

 Hospitality Properties Trust 6.30% 2016
400
400,652

 J.P. Morgan Chase & Co. 5.75% 2013
125
125,235

 JPM Capital Trust I, cumulative capital securities trust, 7.54% 2027
345
363,723

 EOP Operating LP 4.65% 2010
200
191,420

 EOP Operating LP 8.10% 2010
125
135,372

 EOP Operating LP 6.75% 2012
125
130,279

 Abbey National PLC 6.70% (undated)1
250
254,274

 Abbey National PLC 7.35% (undated)1
200
200,911

 Santander Issuances, SA Unipersonal 5.805% 20161,2
100
100,257

 PRICOA Global Funding I 4.20% 20102
250
239,415

 Prudential Holdings, LLC, Series C, 8.695% 20232,3
150
180,542

 TuranAlem Finance BV 8.50% 20152
400
405,000

 SocGen Real Estate Co. LLC, Series A, 7.64% (undated)1,2
375
383,473

 Lincoln National Corp. 7.00% 20661
360
366,218

 Resona Bank, Ltd. 5.85% (undated)1,2
375
357,297

 Lazard Group LLC 7.125% 2015
315
321,955

 USA Education, Inc. 5.625% 2007
125
124,986

 SLM Corp., Series A, 4.50% 2010
200
192,428

 Banco Santander-Chile 5.375% 20142
300
288,771

 HBOS PLC, Series B, 5.92% (undated)1,2
300
281,973

 Development Bank of Singapore Ltd. 7.875% 20092
250
264,835

 DBS Bank Ltd. 5.98% 20211,2
250
251,050

 Developers Diversified Realty Corp. 5.375% 2012
250
243,315

 Berkshire Hathaway Finance Corp. 4.125% 2010
250
239,752

 United Overseas Bank Ltd. 5.375% 20191,2
250
239,491

 MBNA Global Capital Funding, Series B, 5.949% 20271
200
198,175

 Kimco Realty Corp., Series C, 4.82% 2014
200
185,401

 Downey Financial Corp. 6.50% 2014
150
149,057

 Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686%

 noncumulative preferred (undated)1,2
150
147,353

 Sumitomo Mitsui Banking Corp. 5.625% (undated)1,2
150
142,569

 Nationwide Mutual Insurance Co. 7.875% 20332
125
140,999

 First Industrial, LP 6.875% 2012
125
129,953

 BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)1,2
125
129,921

 United Dominion Realty Trust, Inc. 6.50% 2009
125
129,173

 Household Finance Corp. 6.375% 2011
125
129,065

 Rouse Co. 7.20% 2012
125
126,290

 ReliaStar Financial Corp. 8.00% 2006
125
125,704

 Allstate Financial Global Funding LLC 5.25% 20072
125
124,862

 Monumental Global Funding II, Series 2002-A, 5.20% 20072
125
124,816

 CIT Group Inc. 3.65% 2007
125
121,948

 Simon Property Group, LP 4.875% 2010
125
121,920

 Mangrove Bay Pass Through Trust 6.102% 20331,2
125
120,948

 John Hancock Global Funding II, Series 2004-A, 3.50% 20092
125
119,712

 Liberty Mutual Group Inc. 6.50% 20352
125
112,023

13,236,871

 Industrials — 5.39%

 Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 20113
385
387,472

 Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20193
157
157,489

 Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20223
191
201,373

 Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 20123
200
200,875

 Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20143
200
204,076

 Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20243
155
158,909

 Hutchison Whampoa International Ltd. 7.00% 20112
250
262,041

 Hutchison Whampoa International Ltd. 6.50% 20132
150
154,088

 BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20132,3
340
352,670

 American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 20123
324
331,189

 Northwest Airlines Trust, Series 2, Class A, 9.25% 20143
126
128,661

 Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 20233
160
159,841

 BNSF Funding Trust I 6.613% 20551
250
238,781

 General Electric Capital Corp., Series A, 6.00% 2012
125
127,907

 Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 20243
122
113,529

 Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 20232,3
70
69,164

 Jet Equipment Trust, Series 1994-A, 11.79% 20132,4
750
8

3,248,073

 Telecommunication Services — 4.70%

 AT&T Wireless Services, Inc. 7.875% 2011
100
108,599

 AT&T Wireless Services, Inc. 8.125% 2012
500
554,701

 Nextel Communications, Inc., Series E, 6.875% 2013
500
506,072

 Nextel Communications, Inc., Series D, 7.375% 2015
150
153,829

 SBC Communications Inc. 6.25% 2011
250
255,168

 SBC Communications Inc. 5.625% 2016
150
143,863

 France Télécom 7.75% 20111
250
271,090

 Telefónica Emisiones, SAU 7.045% 2036
150
154,558

 Telecom Italia Capital SA 7.20% 2036
150
153,447

 Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006
150
149,981

 Deutsche Telekom International Finance BV 8.25% 20301
125
146,649

 Koninklijke KPN NV 8.00% 2010
125
133,493

 BellSouth Corp. 6.55% 2034
100
96,823

2,828,273

 Consumer Discretionary — 4.56%

 DaimlerChrysler North America Holding Corp. 8.00% 2010
600
641,704

 Tele-Communications, Inc. 9.80% 2012
215
249,599

 Comcast Corp. 6.50% 2017
150
152,334

 Ryland Group, Inc. 5.375% 2012
250
230,540

 Toll Brothers, Inc. 5.15% 2015
200
174,277

 Seminole Tribe of Florida 5.798% 20132,3
150
146,676

 News America Inc. 6.40% 2035
150
141,471

 Harrah’s Operating Co., Inc. 5.625% 2015
150
140,174

 MDC Holdings, Inc. 5.50% 2013
150
137,610

 AOL Time Warner Inc. 7.625% 2031
125
134,797

 Pulte Homes, Inc. 8.125% 2011
125
132,871

 Hyatt Equities, LLC 6.875% 20072
125
125,856

 Royal Caribbean Cruises Ltd. 7.25% 2016
125
124,407

 Viacom Inc. 6.875% 20362
125
120,249

 Centex Corp. 5.25% 2015
100
91,007

2,743,572

 Utilities — 4.37%

 FPL Energy American Wind, LLC 6.639% 20232,3
248
250,807

 FPL Energy National Wind, LLC 5.608% 20242,3
233
226,070

 Commonwealth Edison Co., Series 99, 3.70% 2008
125
121,307

 Exelon Generation Co., LLC 6.95% 2011
300
314,652

 Midwest Generation, LLC, Series B, 8.56% 20163
83
87,811

 Homer City Funding LLC 8.734% 20263
295
331,897

 Reliant Energy Resources Corp. 7.75% 2011
250
268,853

 AES Ironwood, LLC 8.857% 20253
231
248,109

 MidAmerican Energy Holdings Co. 5.00% 2014
225
212,638

 Constellation Energy Group, Inc. 6.125% 2009
200
202,459

 Duke Capital Corp. 6.25% 2013
125
125,960

 Virginia Electric and Power Co., Series 2002-A, 5.375% 2007
125
124,838

 PSEG Power LLC 3.75% 2009
125
119,292

2,634,693

 Materials — 1.65%

 Norske Skogindustrier ASA 7.625% 20112
500
509,781

 Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009
250
258,125

 International Paper Co. 5.85% 2012
125
125,310

 Stora Enso Oyj 7.25% 20362
100
100,289

993,505

 Energy — 1.35%

 Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20142,3
300
295,875

 Energy Transfer Partners, LP 5.65% 2012
250
244,114

 Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 20092,3
178
171,112

 Qatar Petroleum 5.579% 20112
100
100,082

811,183

 Health Care — 1.19%

 Cardinal Health, Inc. 6.75% 2011
250
258,890

 Cardinal Health, Inc. 4.00% 2015
100
86,053

 Humana Inc. 7.25% 2006
125
125,000

 UnitedHealth Group Inc. 5.20% 2007
125
124,787

 Amgen Inc. 4.00% 2009
125
119,796

714,526

 Consumer Staples — 0.62%

 Delhaize America, Inc. 8.125% 2011
250
267,232

 CVS Corp. 6.117% 20132,3
107
107,540

374,772

 Information Technology — 0.62%

 Cisco Systems, Inc. 5.25% 2011
250
247,455

 Electronic Data Systems Corp., Series B, 6.50% 20131
125
124,134

371,589

 MORTGAGE- AND ASSET-BACKED OBLIGATIONS3— 23.33%

 Fannie Mae, Series 2000-T5, Class B, 7.30% 2010
250
267,357

 Fannie Mae, Series 2001-T6B, 6.088% 2011
250
257,334

 Fannie Mae 6.00% 2021
25
25,213

 Fannie Mae, Series 2001-4, Class GA, 10.263% 20251
40
44,344

 Fannie Mae 7.00% 2026
23
23,443

 Fannie Mae 7.00% 2031
11
10,955

 Fannie Mae 7.50% 2031
9
9,103

 Fannie Mae, Series 2001-20, Class C, 12.01% 20311
39
43,800

 Fannie Mae 6.00% 2034
212
211,041

 Fannie Mae 6.00% 2034
175
173,972

 Fannie Mae 6.00% 2035
211
210,080

 Fannie Mae 5.50% 2036
454
440,791

 Fannie Mae 6.50% 2036
16
16,618

 Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041
27
27,194

 Government National Mortgage Assn. 8.50% 2008
6
6,436

 Government National Mortgage Assn. 10.00% 2020
49
55,465

 Government National Mortgage Assn. 6.00% 2036
875
873,731

 Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.143% 20351
246
246,006

 Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035
226
217,841

 Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035
205
202,483

 Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036
145
143,456

 Freddie Mac 8.75% 2008
3
2,948

 Freddie Mac 4.00% 2015
195
182,582

 Freddie Mac 5.00% 2035
243
229,891

 Freddie Mac 5.00% 2035
121
114,806

 Freddie Mac 5.50% 2035
120
116,959

 Freddie Mac, Series 3156, Class PO, principal only, 0% 2036
124
87,985

 ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 20092
500
493,184

 ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 20112
250
240,681

 Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030
353
358,421

 Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032
224
236,471

 Residential Funding Mortgage Securities I, Inc., Series 2004-S9, Class II-A-1, 4.75% 2019
240
229,246

 Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.325% 20341
344
334,769

 WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 20341
59
58,110

 WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR2, Class 2-A1, 5.844% 20371
243
240,189

 WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.645% 20451
232
233,120

 GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.20% 20301
250
258,318

 GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.20% 20301
250
258,258

 Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 20352
200
193,867

 Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 20352
325
320,589

 J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042
250
243,330

 J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046
250
243,550

 GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.653% 20361
486
481,984

 CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039
255
241,069

 CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040
125
121,629

 CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040
115
117,191

 Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030
423
429,186

 SBA CMBS Trust, Series 2005-1, Class D, 6.219% 20352
320
318,967

 L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20262
290
308,516

 Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035
250
259,251

 Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035
250
254,497

 UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011
250
248,555

 Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042
250
244,416

 PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012
250
241,655

 Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A1, 6.03% 20351
222
221,075

 CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.707% 20351
217
213,908

 Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016
27
27,204

 Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020
168
171,948

 Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.615% 20351
195
195,707

 IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.884% 20361
195
193,404

 HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.178% 20451
162
164,106

 PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009
158
159,366

 Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 20172
145
141,835

 LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025
125
134,348

 Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031
125
132,381

 Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 5.645% 20351
130
129,842

 DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032
125
127,756

 Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 20112
125
122,782

 Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035
118
118,979

 GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 20112
119
118,972

 Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.694% 20341
84
80,678

 GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029
50
50,789

 Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.518% 20271,2
47
47,315

 Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.984% 20331
43
42,434

 Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030
7
7,499

14,053,181

 U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 14.69%

 U.S. Treasury 3.625% 20095
1,125
1,085,535

 U.S. Treasury 14.00% 2011
450
461,461

 U.S. Treasury 4.25% 2013
1,600
1,535,504

 U.S. Treasury 12.50% 2014
1,200
1,454,628

 U.S. Treasury 11.25% 2015
800
1,145,752

 U.S. Treasury 4.50% 2036
2,475
2,260,368

 Fannie Mae 5.25% 2007
500
498,975

 Freddie Mac 5.50% 2011
400
403,988

8,846,211

 MUNICIPALS — 1.61%

  State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033

325
355,417

 State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027
260
276,445

  State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025

169
166,231

  State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Federally Taxable, Series 2003-E, 5.55% 2014

125
119,826

 State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,

 Series 2001-A, Class A, 6.36% 2025
50
50,044

967,963

 NON-U.S. GOVERNMENT BONDS & NOTES — 0.37%

 Israeli Government 7.50% 2014
ILS935
$
225,315

 Total bonds & notes (cost: $53,236,150)
52,049,727

 Preferred securities — 8.33%
Shares

 FINANCIALS — 8.33%

 BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred1,2
375,000
384,356

 BNP Paribas 5.186% noncumulative1,2
300,000
277,775

 BNP Paribas Capital Trust 9.003% noncumulative trust preferred1,2
150,000
167,500

 Fannie Mae, Series O, 7.625% preferred1,2
15,000
810,000

 HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred1,2
400,000
451,231

 Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred1,2
360,000
386,465

 Deutsche Bank Capital Funding Trust I, 7.872%1,2
300,000
315,640

 MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred1
300,000
292,555

 Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities2
10,000
281,563

 ING Capital Funding Trust III 8.439% noncumulative preferred1
250,000
275,503

 National Bank of Canada, Series A, 8.35% exchangeable preferred depositary shares
10,000
264,600

 Resona Preferred Global Securities (Cayman) Ltd. 7.191%2
250,000
255,123

 Wachovia Capital Trust III 5.80%1
250,000
246,195

 Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred1,2
250,000
238,437

 Chuo Mitsui Trust and Banking Co., Ltd. 5.506%1,2
250,000
233,777

 DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares1,2
125,000
134,332

 Total preferred securities (cost: $4,925,404)
5,015,052

 Short-term securities — 5.39%
Principal amount (000
)

 Becton, Dickinson and Co. 5.22% 8/7/2006
$
1,000
998,985

 Caterpillar Inc. 5.24% 8/1/20062
900
899,869

 Hewlett-Packard Co. 5.25% 8/9/20062
850
848,884

 E.I. duPont de Nemours and Co. 5.23% 8/4/20062
500
499,710

 Total short-term securities (cost: $3,247,448)
3,247,448

 Total investment securities (cost: $61,409,002)
60,312,227

 Other assets less liabilities
(92,339
)

 Net assets
$
60,219,888

1 Coupon rate may change periodically.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $16,408,589, which represented 27.25% of the net assets of the fund. Certain restricted securities may nonetheless trade actively among eligible investors.
3 Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
4 Scheduled interest and/or principal payment was not received.
5 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

MFGEFP-985-0906-S6853

 Financial statements

 Statements of assets and liabilities

 at July 31, 2006

Growth and Income
Bond

Portfolio
Portfolio

 Assets:

 Investment securities at market (cost: $91,284,185 and $61,409,002, respectively)
$
103,791,934
$
60,312,227

 Cash
108,113
136,914

 Receivables for:

 Sales of investments
65,750
200

 Sales of fund's shares
23,162
43,015

 Dividends and interest
90,407
772,115

 Total assets
104,079,366
61,264,471

 Liabilities:

 Payables for:

 Purchases of investments
100,599
1,016,123

 Investment advisory services
39,146
22,866

 Other fees and expenses
5,701
5,594

 Total liabilities
145,446
1,044,583

 Net assets at July 31, 2006
$
103,933,920
$
60,219,888

 Net assets consist of:

 Capital paid in on shares of beneficial interest
$
87,453,649
$
62,391,077

 Undistributed (distributions in excess of) net investment income
361,939
(371,282
)

 Undistributed (accumulated) net realized gain (loss)
3,610,377
(703,254
)

 Net unrealized appreciation (depreciation)
12,507,955
(1,096,653
)

 Net assets at July 31, 2006
$
103,933,920
$
60,219,888

 Shares of beneficial interest issued and outstanding - unlimited shares authorized

 Shares outstanding
6,996,366
3,767,196

 Net asset value per share
$
14.86
$
15.99

 See Notes to Financial Statements

 Statements of operations

 for the year ended July 31, 2006

Growth and Income Portfolio

Bond Portfolio

 Investment income:

 Income:

 Dividends (net of non-U.S. taxes of $16,660 on Growth and Income Portfolio)
$
1,695,185
$
96,084

 Interest
579,053
3,303,476

 Total income
2,274,238
3,399,560

 Fees and expenses:

 Investment advisory services
510,774
296,578

 Transfer agent services
488
424

 Reports to shareholders
11,793
6,970

 Registration statement and prospectus
26,397
23,557

 Trustees' compensation
76,138
44,945

 Trustees' travel expenses
24,883
14,582

 Auditing
40,012
40,004

 Legal
28,091
28,091

 Custodian
1,357
1,086

 Other
10,313
10,105

 Total fees and expenses before waiver
730,246
466,342

 Less waiver of fees and expenses:

 Investment advisory services
51,077
29,658

 Total fees and expenses after waiver
679,169
436,684

 Net investment income
1,595,069
2,962,876

  Net realized gain and unrealized depreciation on investments and non-U.S. currency:

 Net realized gain (loss) on:

 Investments
3,724,598
(47,111
)

 Non-U.S. currency transactions
(46,825
)
203,318

3,677,773
156,207

 Net unrealized (depreciation) appreciation on:

 Investments
(951,196
)
(2,028,748
)

 Non-U.S. currency translations
864
1,314

(950,332
)
(2,027,434
)

 Net realized gain and

 unrealized depreciation on investments and non-U.S. currency
2,727,441
(1,871,227
)

 Net increase in net assets resulting from operations
$
4,322,510
$
1,091,649

 See Notes to Financial Statements

GROWTH AND INCOME PORTFOLIO

 Statements of changes in net assets

Year ended
Year ended

July 31,
July 31,

2006
2005

 Operations:

 Net investment income
$
1,595,069
$
1,592,287

 Net realized gain on investments and non-U.S. currency transactions
3,677,773
4,312,507

 Net unrealized (depreciation) appreciation on investments and non-U.S. currency translations
(950,332
)
3,705,885

 Net increase in net assets resulting from operations
4,322,510
9,610,679

 Dividends and distributions paid to shareholders:

 Dividends from net investment income
(1,573,538
)
(1,400,093
)

 Distributions from net realized gain on investments
(3,411,060
)
(2,564,054
)

 Total dividends and distributions paid to shareholders
(4,984,598
)
(3,964,147
)

 Capital share transactions
(1,714,131
)
10,635,416

 Total (decrease) increase in net assets
(2,376,219
)
16,281,948

 Net assets:

 Beginning of year
106,310,139
90,028,191

 End of year (including undistributed

 net investment income: $361,939 and $342,356, respectively)
$
103,933,920
$
106,310,139

BOND PORTFOLIO

 Statements of changes in net assets

Year ended
Year ended

July 31,
July 31,

2006
2005

 Operations:

 Net investment income
$
2,962,876
$
2,916,766

 Net realized gain on investments and non-U.S. currency transactions
156,207
604,275

 Net unrealized depreciation on investments and non-U.S. currency translations
(2,027,434
)
(468,296
)

 Net increase in net assets resulting from operations
1,091,649
3,052,745

 Dividends paid to shareholders from net investment income
(3,392,290
)
(3,464,879
)

 Capital share transactions
(2,252,490
)
5,960,099

 Total (decrease) increase in net assets
(4,553,131
)
5,547,965

 Net assets:

 Beginning of year
64,773,019
59,225,054

 End of year (including distributions in excess of

 net investment income: $(371,282) and $(363,031), respectively)
$
60,219,888
$
64,773,019

 See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization - Endowments (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, Growth and Income Portfolio and Bond Portfolio (the "funds"). Growth and Income Portfolio seeks to provide long-term growth of principal, with income and preservation of capital as secondary objectives, primarily through investments in common stocks. Bond Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital through investments in fixed-income securities.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the trust:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available or are considered unreliable are fair valued as determined in good faith under procedures adopted by authority of the trust's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Mortgage dollar rolls - Bond Portfolio may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. Federal income taxation and distributions

The funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; unrealized appreciation of certain investments in non-U.S. securities; net capital losses; and amortization of premiums. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

During the year ended July 31, 2006, Growth and Income Portfolio reclassified $1,948 from undistributed net investment income to undistributed net realized gain and Bond Portfolio reclassified $421,163 from accumulated net realized loss to distributions in excess of net investment income to align financial reporting with tax reporting.

As of July 31, 2006, the components of distributable earnings, unrealized appreciation (depreciation) and cost of investments on a tax basis were as follows:

Growth and Income Portfolio
Bond Portfolio

 Undistributed ordinary income
$939,438
$450,671

 Undistributed long-term capital gain
3,089,247
-

 Capital loss carryforwards*:

 Expiring 2011
-
$(197,714)

 Expiring 2014
-
(345,751)
(543,465)

 Post October capital loss deferrals (realized during the period November 1, 2005, through July 31, 2006)†
-
(145,536)

 Gross unrealized appreciation on investment securities
15,570,574
39,098

 Gross unrealized depreciation on investment securities
(3,119,195)
(1,961,028)

 Net unrealized appreciation (depreciation) on investment securities
12,451,379
(1,921,930)

 Cost of investment securities
91,340,555
62,234,157

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

 †These deferrals are considered incurred in the subsequent year.

For the year ended July 31, 2006, Growth and Income Portfolio made distributions from realized short-term capital gains in the amount of $514,877 and from realized long-term capital gains in the amount of $2,896,183.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the funds’ investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the funds’ transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.50% on the first $150 million of each fund’s daily net assets and 0.40% on such assets in excess of $150 million.

The Investment Advisory and Service Agreement provides for a fee reduction to the extent that annual operating expenses exceed 0.75% of the average daily net assets of each fund. Expenses related to interest, taxes, brokerage commissions, transaction costs and extraordinary items are not subject to these limitations. For the year ended July 31, 2006, no such fee reductions were required, but CRMC is voluntarily waiving 10% of investment advisory services fees. During the year ended July 31, 2006, total investment advisory services fees waived by CRMC were $51,077 and $29,658 for Growth and Income Portfolio and Bond Portfolio, respectively. As a result, the fees shown on the accompanying financial statements of $510,774 and $296,578, for Growth and Income Portfolio and Bond Portfolio, respectively, were both reduced to an annualized rate of 0.450% of average daily net assets.

Transfer agent services - The funds have a transfer agent agreement with AFS. Under this agreement, the funds compensate AFS for transfer agent services including shareholder recordkeeping and communications.

Affiliated officers and trustees - Officers and certain trustees of the trust are or may be considered to be affiliated with CRMC and AFS. No affiliated officers or trustees received any compensation directly from the funds.

5. Capital share transactions

Capital share transactions in the funds were as follows:

Sales
Reinvestments of dividends and distributions
Repurchases
Net (decrease) increase

Amount
Shares
Amount
Shares
Amount
Shares
Amount
Shares

 Year ended July 31, 2006

 Growth and Income Portfolio
$
13,316,629
901,807
$
4,649,782
317,885
$
(19,680,542
)
(1,336,012
)
$
(1,714,131
)
(116,320
)

 Bond Portfolio
6,094,902
377,010
2,805,680
174,045
(11,153,072
)
(680,419
)
(2,252,490
)
(129,364
)

 Year ended July 31, 2005

 Growth and Income Portfolio
$
12,669,940
869,849
$
3,499,712
240,757
$
(5,534,236
)
(383,646
)
$
10,635,416
726,960

 Bond Portfolio
7,665,322
455,477
2,628,385
157,099
(4,333,608
)
(259,090
)
5,960,099
353,486

6. Investment transactions

Growth and Income Portfolio and Bond Portfolio made purchases of investment securities of $22,117,906 and $35,245,824 and sales of investment securities of $30,693,346 and $37,522,801, respectively, during the year ended July 31, 2006. Short-term securities were excluded.

Financial highlights

Growth and Income Portfolio

Income (loss) from investment operations(1)
Dividends and distributions

Net asset value, beginning of year
Net investment income
Net gains (losses) on securities (both realized and unrealized
)
Total from investment operations
Dividends (from net investment income
)
Distributions (from capital gains
)
Total dividends and distributions
Net asset value, end of year
Total return
Net assets, end of year(in millions
)
Ratio of expenses to average net assets before waivers
Ratio of expenses to average net assets after waivers
(2
)
Ratio of net income to average net assets

 Year ended 7/31/2006
$
14.95
$
.23
$
.44
$
.67
$
(.23
)
$
(.53
)
$
(.76
)
$
14.86
4.61
%
$
104
.71
%
.66
%
1.56
%

 Year ended 7/31/2005
14.10
.24
1.20
1.44
(.21
)
(.38
)
(.59
)
14.95
10.33
106
.69
.66
1.60

 Year ended 7/31/2004
12.57
.20
1.53
1.73
(.20
)
-
(.20
)
14.10
13.81
90
.64
.64
1.43

 Year ended 7/31/2003
11.61
.22
.94
1.16
(.20
)
-
(.20
)
12.57
10.18
76
.68
.68
1.88

 Year ended 7/31/2002
13.11
.23
(1.33
)
(1.10
)
(.24
)
(.16
)
(.40
)
11.61
(8.60
)
63
.66
.66
1.81

Bond Portfolio

Income from investment operations(1)
Dividends and distributions

Net asset value, beginning of year
Net investment income
Net (losses) gains on securities (both realized and unrealized
)
Total from investment operations
Dividends (from net investment income
)
Distributions (from capital gains
)
Total dividends and distributions
Net asset value, end of year
Total return
Net assets, end of year(in millions
)
Ratio of expenses to average net assets before waivers
Ratio of expenses to average net assets after waivers
(2
)
Ratio of net income to average net assets

 Year ended 7/31/2006
$
16.62
$
.81
$
(.50
)
$
.31
$
(.94
)
$
-
$
(.94
)
$
15.99
1.94
%
$
60
.79
%
.74
%
5.00
%

 Year ended 7/31/2005
16.72
.78
.05
.83
(.93
)
-
(.93
)
16.62
5.07
65
.74
.71
4.61

 Year ended 7/31/2004
16.57
.83
.22
1.05
(.90
)
-
(.90
)
16.72
6.37
59
.70
.70
4.93

 Year ended 7/31/2003
15.93
.89
.77
1.66
(1.02
)
-
(1.02
)
16.57
10.64
59
.71
.71
5.38

 Year ended 7/31/2002
16.56
.99
(.53
)
.46
(1.09
)
-
(1.09
)
15.93
2.82
50
.70
.70
6.07

Year ended July 31

 Portfolio turnover rate
2006
2005
2004
2003
2002

 Growth and Income Portfolio
25
%
31
%
32
%
29
%
50
%

 Bond Portfolio
62
%
51
%
36
%
25
%
70
%

 (1) Based on average shares outstanding.

 (2) The ratios in this column reflect the impact, if any, of certain waivers from CRMC.  During some of the periods shown, CRMC reduced fees for investment advisory services.

 See Notes to Financial Statements

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Endowments:

We have audited the accompanying statements of assets and liabilities of Endowments (the “Trust”), including the investment portfolios, comprising the Growth and Income and Bond Portfolios, as of July 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Endowments as of July 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Costa Mesa, California
September 14, 2006

Tax information          unaudited

We are required to advise you within 60 days of the funds’ fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The funds hereby designate the following amounts for the funds’ fiscal year ended July 31, 2006:

Growth and Income Portfolio
Bond Portfolio

 Long-term capital gains
$
2,896,000
$

 Qualified dividend income
1,880,000
80,000

 U.S. government income that may be exempt from state taxation
48,000
413,000

Additional tax information will be mailed in early 2007 to applicable shareholders. Shareholders should consult their tax advisers.